Manufacturing Footprint Strategic Changes (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Jan. 31, 2015 USD ($)	Dec. 08, 2014 USD ($)	Dec. 31, 2014 USD ($) Employee	Mar. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Remaining net book value of assets			$ 2.6	$ 0.0	$ 0.0
Advance cash payments received			$ 7.8	$ 0.0	$ 0.0
Disposable glove facilities, Thailand
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated | Employee			2,500
Restructuring charges			$ 57.0
Restructuring charges, net of tax			47.0
Carrying value of impacted asset group			94.0
Fair value of impacted asset group			52.0
Remaining net book value of assets			3.0
Advance cash payments received			8.0
Disposable glove facilities, Thailand | Subsequent event
Restructuring Cost and Reserve [Line Items]
Gain on sale of disposable glove facility	$ 12.0
Disposable glove facilities, Thailand | Asset impairment charge
Restructuring Cost and Reserve [Line Items]
Restructuring charges			42.0
Disposable glove facilities, Thailand | Accelerated depreciation
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 3.0	10.0
Restructuring charges, net of tax		$ 2.0
Disposable glove facilities, Thailand | Workforce reduction and other exit costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges			5.0
Payments for restructuring costs			$ (5.0)